Future Minimum Payments under Noncancelable Operating Leases (Details) $ in Thousands	Dec. 31, 2014 USD ($)
Operating Leased Assets [Line Items]
2015	$ 274,828
2016	258,015
2017	241,193
2018	200,093
2019	181,049
Thereafter	714,883
Ventas
Operating Leased Assets [Line Items]
2015	174,739
2016	166,607
2017	168,290
2018	139,356
2019	125,030
Thereafter	480,810
Other Landlords
Operating Leased Assets [Line Items]
2015	100,089
2016	91,408
2017	72,903
2018	60,737
2019	56,019
Thereafter	$ 234,073